Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,665,000
Previously Paid Amount	0.00
Total Fee Amount	393.35
Total Offset Amount	0.00
Net Fee	393.35
Narrative - Max Aggregate Offering Price	$ 2,665,000
Final Prospectus	true